Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Archived images	Developed technology	Brand names	Total
	US$	US$	US$	US$
Net carrying amount as of January 1, 2024	499	106	117,818	118,423
Disposal of subsidiaries	—	(106)	(9)	(115)
Exchange realignment	3	—	1,070	1,073

Net carrying amount as of December 31, 2024	502	—	118,879	119,381

Amortization during the year	—	—	(9)	(9)
Exchange realignment	(1)	—	(272)	(273)

Net carrying amount as of December 31, 2025	501	—	118,598	119,099

Schedule of Intangible Assets Useful Lives	The intangible assets are amortized on a straight-line basis as follows:
Developed technology	7 years
Brand names	20 years or indefinite useful lives
Archived images	Indefinite useful lives